Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Balances and Transactions With Related Parties

12.  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between the companies belonging to the Group have been eliminated on consolidation and are not itemized in this note.

As of the date of these financial statements, no guarantees have been given or received nor has any allowance for bad or doubtful accounts been recorded with respect to receivable balances for related party transactions.

The controlling shareholder of the Company is the Italian corporation Enel S.p.A.

12.1  Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2019 and 2018 are as follows:

a)    Receivables from related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	145	149	—	—
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	119	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	More than 90 days	254	373	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	1,027	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	COP	Other services	Less than 90 days	—	879	—	—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	38	267	—	—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	421	—	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	17	—	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	ARS	Other services	Less than 90 days	4	6	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	COP	Other services	Less than 90 days	—	33	—	—
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	101	330	—	—
Foreign	Enel Green Power S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	188	72	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	36	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	18	18	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,288	1,288	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	COP	Other services	Less than 90 days	29	29	—	—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	115	72	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	53	79	—	—
Foreign	Enel Energia S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	81	83	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	47	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	67	—	—	—
Foreign	Energética Monzon S.A.C.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	—	191	—	—
Foreign	Energética Monzon S.A.C.	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	445	254	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	501	230	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	—	194	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	PEN	Other services	Less than 90 days	37	36	—	—
Foreign	Enel Green Power North América Inc.	United States	Common Immediate Parent	PEN	Other services	Less than 90 days	41	29	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	2,853	1,700	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	—	1,091	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Energy sales	Less than 90 days	8	—	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	675	155	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	325	—	—	—
Foreign	SACME	Argentina	Associate	ARS	Other services	Less than 90 days	13	21	68	108
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	882	7	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	97	97	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	—	24	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1,792	1,354	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other services	Less than 90 days	46	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	746	753	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	BRL	Other services	Less than 90 days	—	108	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	22	22	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	15	3	—	—
76.250.019-1	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	2	—	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	2,684	1,312	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Tolls	Less than 90 days	15	19	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy sales	Less than 90 days	1,122	3,059	779	1,544
		Total					16,369	14,337	847	1,652

b)    Accounts payable to related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	3,166	523	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	57	—	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable	More than 90 days	—	2,466,231	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable (*)	Less than 90 days	—	77,566	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable (*)	More than 90 days	—	108,590	—	—
Foreign	Enel Latinoamérica S.A.	Spain	Common Immediate Parent	ARS	Dividends	Less than 90 days	18	29	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	221	202	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	11	11	—	—
Foreign	Enel Sole	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1,259	999	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	36,105	2,171	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	1,117	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Dividends	Less than 90 days	70,578	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	44,677	5,387	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Technical services	Less than 90 days	14,668	40,499	—	—
Foreign	Enel S.P.A.	Italy	Parent	US$	Dividends	Less than 90 days	206,689	186,697	—	—
Foreign	Enel S.P.A.	Italy	Parent	COP	Dividends	Less than 90 days	—	127	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	53,583	33,038	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	5,787	—	—
Foreign	Enel Fortuna S.A.	Panamá	Common Immediate Parent	US$	Other services	Less than 90 days	—	53	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	212	2,439	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	16,241	9,727	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	123	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	COP	Other services	Less than 90 days	63	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	506	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4,434	3,074	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	1,205	2,036	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,607	1,232	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,958	1,637	—	—
Foreign	Endesa Distribución Eléctrica	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	—	273	—	—
Foreign	Enel Iberia S.R.L	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,295	1,315	—	—
Foreign	Enel Iberia S.R.L	Spain	Common Immediate Parent	BRL	Other services	Less than 90 days	223	—
Foreign	Enel Iberia S.R.L	Spain	Common Immediate Parent	COP	Other services	Less than 90 days	—	155
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	122	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	87	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	1,467	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	4,128	1,110	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	ARS	Other services	Less than 90 days	—	2,913	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	141	371	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	464	—	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	23	—	—	—
Foreign	Cesi S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	48	343	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Energy purchases	Less than 90 days	1,672	513	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	153	101	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Energy purchases	Less than 90 days	1,549	—	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	7	162	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	38	—	—	—
Foreign	SACME	Argentina	Associate	ARS	Other services	Less than 90 days	229	237	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	3,237	664	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	4,324	6,422	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	—	616	—	—
Foreign	Enel Map	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	—	16,089	—	—
Foreign	Yacylec S.A.	Argentina	Associate	ARS	Other services	Less than 90 days	—	12	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	901	153	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	205	209	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	824	185	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1,357	2,482	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	—	17	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	EUR	Other services	Less than 90 days	—	46	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	212	116	—	—
76.250.019-1	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	387	63	—	—
76.924.079-9	Enel X Chile S.P.A	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1	—	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy purchases	Less than 90 days	12,578	11,744	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	931	812	—	—
		Total					494,511	2,996,768	—	—

(*) See Note d) below

c)    Significant transactions and effects on income/expenses:

Transactions with related companies that are not consolidated and their effects on profit or loss are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relationship	Description of Transaction	12-31-2019 ThUS$	12-31-2019 ThUS$	12-31-2017 ThUS$
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other fixed operating expenses	(7,707)	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other service deliveries	47	(8,128)	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Other financial expenses	(127,977)	(43,873)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Other fixed operating expenses	(16,685)	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	Other fixed operating expenses	(3,536)	(5,561)	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy sales	1,134	24,333	31,250
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy purchases	(93,299)	(126,627)	(108,947)
Foreign	Enel Green Power Colombia S.A.S.	Spain	Common Immediate Parent	Energy purchases	(7,156)	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	Other fixed operating expenses	(20,689)	(16,630)	(16,805)
Foreign	Enel Map	Italy	Common Immediate Parent	Other fixed operating expenses	—	(15,986)	—
Foreign	Enel S.P.A.	Italy	Parent	Other fixed operating expenses	(14,381)	(3,160)	(14,444)
				Total	(198,084)	(195,632)	(108,946)

Transfers of short-term funds between related companies are treated as current accounts changes, with variable interest rates based on market conditions used for the monthly balance. The resulting amounts receivable or payable are usually at 30 days term, with automatic rollover for the same periods and amortization in line with cash flows.

d)    Significant transactions Enel Américas:

•

On September 26, 2018, Enel Finance International NV executed with Enel Brasil a credit agreement in Reals for the amount of BRL 9,400 million, which was actually disbursed on October 5, 2018 at a fixed interest rate of 7.676% a year and was not secured by any collateral, with a single repayment of principal and interest at maturity on July 2, 2019. The funds were used for the prepayment of promissory notes held by Enel Brasil and Enel Sudeste issued for the purchase of Eletropaulo, currently Enel Distribución Sao Paulo.  The debt was paid off on the due date, of July 2, 2019.

•

On December 14, 2018, Enel Finance International NV executed with Enel Distribución Ceará a credit agreement in Reals for the amount of BRL 300 million, which was disbursed on December 18, 2018, at a fixed annual interest rate of 8% for one year, no guarantees, with a single principal and interest payment on the due date of December 18, 2019. The funds of this financing were used for working capital and it was paid off on its due date.

•

On December 14, 2018, Enel Finance International NV executed with Enel Distribución Sao Paulo, a credit agreement in Reals for the amount of BRL 420 million, which was disbursed on December 18, 2018, at a fixed annual interest rate of 8% for one year, no guarantees, with a single principal and interest payment on the due date of December 18, 2019. The funds of this financing were used for working capital and it was canceled on its expiration date.

12.2   Board of directors and key management personnel

The Company is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors as of December 31, 2019 was elected at the General Shareholders Meeting held on April 30, 2019, and is composed of the following members:

Mr. Francisco de Borja Acha Besga

Mr. José Antonio Vargas Lleras

Mr. Livio Gallo

Mr. Enrico Viale

Mr. Hernán Somerville Senn

Mr. Patricio Gómez Sabaini

Mr. Domingo Cruzat Amunátegui

At the Board of Directors’ meeting held on April 29, 2016, Mr. Francisco de Borja Acha Besga was appointed as Chairman of the Board, Mr. José Antonio Vargas Lleras was appointed as Vice Chairman of the Board and Mr. Domingo Cruzat Amunátegui was appointed as Secretary of the Board.

Likewise, at the same Board of Directors Meeting, the Directors’ Committee was elected under the requirements of Law No. 18,046 on Corporations and the Sarbanes-Oxley Act. The Directors’ Committee is composed of the following independent directors: Mr. Hernán Sommerville Senn (as Chairman), Mr. Patricio Gómez Sabaini and Mr. Domingo Cruzat Amunátegui (as Secretary).

The Board of Directors determined that Mr. Hernan Sommerville Senn is a financial expert for the Directors’ Committee of the Company.

a)   Accounts receivable and payable and other transactions

•	Accounts receivable and payable

There are no outstanding amounts receivable or payable between the Company and the members of the Board of Directors and key management personnel.

•	Other transactions

No transactions other than the payment of compensations have taken place between the Company and the members of the Board of Directors and key management personnel and other than transactions in the normal course of business-electricity supply.

b)   Compensation for directors

In accordance with Article 33 of Law No. 18,046 governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of the Company.

The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also, each member of the Board of Directors will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.The breakdown of this compensation is as follows:

•	UF 216 as a fixed monthly fee, and
•	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the remuneration of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Américas participates in more than one Board of Directors of domestic or foreign subsidiaries and / or affiliated, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Américas S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Américas S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors in any of the domestic or foreign Enel Américas S.A.’s subsidiaries, affiliates or investee in any way. Therefore, said remunerations or per diem allowances may be received by the executive officers as long as this is previously and expressly authorized as advance of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

•	UF 72 as a fixed monthly fee, in any event, and
•	UF 26.4 as a per diem for each Board meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding fiscal year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2019, 2018 and 2017:

			December 31, 2019
Taxpayer ID				Enel Américas Board		Board of Subsidiaries		Directors’ Committee
No.	Name	Position	Period in position	ThUS$		ThUS$		ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2019	—		—		—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2019	—		—		—
Foreigner	Enrico Viale	Director	January - December 2019	—		—		—
Foreigner	Livio Gallo	Director	January - December 2019	—		—		—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2019	159	-	—	-	48
Foreigner	Patricio Gómez Sabaini	Director	January - December 2019	159	-	—	-	48
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2019	159		—		48
	TOTAL			478		—		144

			December 31, 2018
Taxpayer ID				Enel Américas Board	Board of Subsidiaries		Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$		ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2018	—	—		—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2018	—	—		—
Foreigner	Enrico Viale	Director	January - December 2018	—	—		—
Foreigner	Livio Gallo	Director	January - December 2018	—	—		—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2018	166	—	-	50
Foreigner	Patricio Gómez Sabaini	Director	January - December 2018	163	—		50
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2018	166	—		50
	TOTAL			495	—		150

			December 31, 2017
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2017	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2017	—	—	—
Foreigner	Enrico Viale	Director	January - December 2017	—	—	—
Foreigner	Livio Gallo	Director	January - December 2017	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2017	121	—	40
Foreigner	Patricio Gómez Sabaini	Director	January - December 2017	121	—	39
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2017	121	—	39
	TOTAL			363	—	118

c)   Guarantees given by the Company in favor of the directors

No guarantees have been given to the directors.

12.3   Compensation for key management personnel

a)   Remunerations received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Maurizio Bezzeccheri (1)	Chief Executive Officer
Foreigner	Aurelio Ricardo Bustilho de Oliveira (2)	Chief Financial Officer
Foreigner	Paolo Pescarmona (3)	Planning and Control Officer
Foreigner	Simone Tripepi (4)	Enel X South America Officer
Foreigner	Raffaele Cutrignelli (5)	Internal Audit Officer
6.973.465-0	Domingo Valdés Prieto (5)	General Counsel and Secretary to the Board

(1)Mr. Maurizio Bezzeccheri was appointed on August 1, 2018 as Chief Executive Officer in replacement of Mr. Luca D’Agnese.

(2)Mr. Aurelio Ricardo Bustilho de Oliveira was appointed on October 1, 2018 as Chief Financial Officer, in replacement of Mr. Paolo Pallotti.

(3) Paolo Pescarmona was appointed on November 15, 2019 as Planning and Control Officer, in replacement of Mr. Bruno Stella.

(4)Mr. Simone Tripepi was appointed on August 29, 2019 as Enel X South America Officer.

(5)Mr. Raffaele Cutrignelli and Domingo Valdés Prieto are executive officers of Enel Américas, but are paid exclusively by Enel Chile S.A. They provide services to the Company under an intercompany agreement.

Incentive plans for key management personnel

Enel Américas has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation of key management personnel is the following:

	For the years ended December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Cash compensation	2,407	2,586	4,046
Short-term benefits for employees	106	21	119
Total	2,513	2,607	4,165

b)   Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

12.4    Compensation plans linked to share price

There are no payment plans granted to the Directors or key management personnel based on the share price of the Company.